Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents [Abstract]
Cash and cash equivalent
Cash and cash equivalents is a follows:

	June 30, 2018	December 31, 2017
Cash	170	170
Bank account	4,794	44,123
Bank Deposit Certificates (a)	22,624	40,394
Total	27,588	84,687

(a)
Refers to highly-liquid Bank Deposit Certificates (CDBs) under repurchase agreements with returns substantially tied to a range of 75.0% and 80.0% (90.0% and 102.0% as of December 31, 2017) of the Brazilian Interbank Deposit Certificate (CDI) rate.